Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2025
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) [Member]
Related Party Transaction [Line Items]
Relationship		Shareholders and directors		Shareholders and directors
Due from shareholders		$ 404,549		$ 354,285		$ 171,023
Harcourt Limited [Member]
Related Party Transaction [Line Items]
Relationship		A related party (note 1)	[1]	A related party (note 2)	[2]
Due from shareholders	[1]					211,664
Due to a related party	[1]	$ (61,802)
Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Related Party Transaction [Line Items]
Relationship		Shareholders and directors		Shareholders and directors (note 1)	[3]
Due to a related party		$ (497,200)

[1]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.
[2]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.
[3]	Ms. Fong is the spouse of Mr. Siu. The due to shareholders balance as of December 31, 2024 was $92,651 while the due from shareholders balance as of December 31, 2023 was $354,285.